Property and equipment (Tables)	6 Months Ended	12 Months Ended
	Feb. 28, 2025	Aug. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

The Company’s property and equipment consist of equipment, furniture, IT equipment, leasehold improvements and laptops.

Property and equipment
Cost

Balance, August 31, 2023	$349,283
Additions	4,991
Translation adjustment	569
Balance, August 31, 2024	$355,576
Translation adjustment	(23,987)
Balance, February 28, 2025	$331,589

Accumulated depreciation
Balance, August 31, 2023	$107,192
Depreciation	87,803
Translation adjustment	7,971
Balance, August 31, 2024	$202,966
Depreciation	42,553
Translation adjustment	(14,987)
Balance, February 28, 2025	$230,532

Net carrying value
February 28, 2025	$101,057
August 31, 2024	$152,610

The Company’s property and equipment consist of equipment, furniture, IT equipment, leasehold improvements and laptops.

Property and equipment
Cost
Balance, August 31, 2022	$296,999
Additions	62,073
Translation adjustment	(9,789)
Balance, August 31, 2023	$349,283
Additions	4,991
Translation adjustment	569
Balance, August 31, 2024	$355,576

Accumulated depreciation
Balance, August 31, 2022	$49,334
Depreciation	67,674
Translation adjustment	(9,816)
Balance, August 31, 2023	$107,192
Depreciation	87,803
Translation adjustment	7,971
Balance, August 31, 2024	$202,966

Net carrying value
August 31, 2024	$152,610
August 31, 2023	$242,091